Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions

	February 28, 2026	February 28, 2025
Related party transaction
Purchases of two satellite portable stations	$15,270	$—

Schedule of balances were outstanding

	February 28, 2026	February 28, 2025
Related party payable
ZhongXin Marine (Zhoushan) Satellite Communications Equipment Co., Ltd.	$7,938	$—